Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SSGA FUNDS
Entity Central Index Key	0000826686
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000143790
Shareholder Report [Line Items]
Fund Name	State Street International Stock Selection Fund
Class Name	Class A
Trading Symbol	SSILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2025 through August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$135	1.18%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Value and Sentiment factors were the primary contributors to the Fund’s outperformance relative to the Index during the reporting period. Value generated strong returns across regions as attractively valued companies outperformed more expensive counterparts, while Sentiment added value, particularly in Europe, reflecting the strong performance of market-favored companies.

Stock selection was broadly positive, with the strongest contributions coming from Industrials, Consumer Discretionary, and Financials. In contrast, stock selection detracted value in Information Technology and Real Estate. Regionally, Europe and Japan were the largest contributors to excess returns from security selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SSILX with load	MSCI All Country World ex USA Index	MSCI EAFE Net Dividend Index
08/31/16	$9,472	$10,000	$10,000
09/30/16	$9,642	$10,123	$10,123
10/31/16	$9,472	$9,978	$9,916
11/30/16	$9,340	$9,747	$9,718
12/31/16	$9,623	$9,996	$10,051
01/31/17	$9,952	$10,350	$10,342
02/28/17	$9,990	$10,515	$10,490
03/31/17	$10,251	$10,782	$10,779
04/30/17	$10,560	$11,013	$11,053
05/31/17	$10,976	$11,370	$11,459
06/30/17	$11,014	$11,406	$11,439
07/31/17	$11,324	$11,826	$11,768
08/31/17	$11,362	$11,888	$11,764
09/30/17	$11,565	$12,108	$12,057
10/31/17	$11,700	$12,336	$12,240
11/30/17	$11,652	$12,436	$12,368
12/31/17	$11,773	$12,714	$12,567
01/31/18	$12,164	$13,423	$13,197
02/28/18	$11,573	$12,790	$12,601
03/31/18	$11,412	$12,564	$12,374
04/30/18	$11,533	$12,765	$12,657
05/31/18	$11,272	$12,470	$12,372
06/30/18	$11,012	$12,236	$12,221
07/31/18	$11,272	$12,528	$12,522
08/31/18	$10,982	$12,266	$12,280
09/30/18	$11,112	$12,322	$12,387
10/31/18	$10,300	$11,320	$11,401
11/30/18	$10,080	$11,427	$11,386
12/31/18	$9,654	$10,910	$10,834
01/31/19	$10,385	$11,734	$11,546
02/28/19	$10,597	$11,963	$11,840
03/31/19	$10,682	$12,034	$11,915
04/30/19	$10,820	$12,352	$12,250
05/31/19	$10,195	$11,689	$11,661
06/30/19	$10,799	$12,393	$12,353
07/31/19	$10,428	$12,243	$12,196
08/31/19	$10,163	$11,865	$11,880
09/30/19	$10,460	$12,170	$12,221
10/31/19	$10,799	$12,595	$12,660
11/30/19	$10,883	$12,706	$12,803
12/31/19	$11,248	$13,256	$13,219
01/31/20	$10,963	$12,900	$12,943
02/29/20	$10,012	$11,881	$11,773
03/31/20	$8,395	$10,160	$10,201
04/30/20	$9,007	$10,930	$10,860
05/31/20	$9,367	$11,288	$11,333
06/30/20	$9,695	$11,798	$11,719
07/31/20	$9,859	$12,324	$11,992
08/31/20	$10,340	$12,852	$12,609
09/30/20	$10,089	$12,536	$12,281
10/31/20	$9,630	$12,266	$11,791
11/30/20	$10,952	$13,916	$13,619
12/31/20	$11,542	$14,668	$14,252
01/31/21	$11,431	$14,700	$14,100
02/28/21	$11,676	$14,991	$14,416
03/31/21	$12,165	$15,181	$14,748
04/30/21	$12,565	$15,628	$15,192
05/31/21	$13,121	$16,117	$15,687
06/30/21	$12,932	$16,012	$15,510
07/31/21	$12,955	$15,748	$15,627
08/31/21	$13,166	$16,048	$15,903
09/30/21	$12,643	$15,534	$15,441
10/31/21	$12,943	$15,905	$15,821
11/30/21	$12,310	$15,188	$15,085
12/31/21	$12,976	$15,816	$15,857
01/31/22	$12,675	$15,233	$15,091
02/28/22	$12,269	$14,932	$14,824
03/31/22	$12,443	$14,956	$14,919
04/30/22	$11,724	$14,016	$13,954
05/31/22	$12,014	$14,117	$14,059
06/30/22	$10,622	$12,903	$12,754
07/31/22	$11,144	$13,344	$13,390
08/31/22	$10,564	$12,915	$12,754
09/30/22	$9,451	$11,624	$11,561
10/31/22	$10,112	$11,972	$12,182
11/30/22	$11,353	$13,385	$13,555
12/31/22	$11,184	$13,285	$13,565
01/31/23	$12,034	$14,362	$14,664
02/28/23	$11,778	$13,858	$14,358
03/31/23	$11,917	$14,197	$14,714
04/30/23	$12,173	$14,444	$15,129
05/31/23	$11,568	$13,918	$14,489
06/30/23	$12,255	$14,543	$15,148
07/31/23	$12,627	$15,134	$15,639
08/31/23	$12,115	$14,451	$15,039
09/30/23	$11,847	$13,994	$14,526
10/31/23	$11,335	$13,417	$13,937
11/30/23	$12,231	$14,625	$15,230
12/31/23	$12,824	$15,359	$16,040
01/31/24	$12,884	$15,207	$16,132
02/29/24	$13,169	$15,592	$16,427
03/31/24	$13,775	$16,079	$16,967
04/30/24	$13,419	$15,790	$16,533
05/31/24	$14,156	$16,249	$17,173
06/30/24	$13,680	$16,233	$16,896
07/31/24	$14,096	$16,609	$17,392
08/31/24	$14,524	$17,082	$17,957
09/30/24	$14,536	$17,542	$18,123
10/31/24	$13,942	$16,681	$17,138
11/30/24	$14,013	$16,530	$17,040
12/31/24	$13,795	$16,209	$16,653
01/31/25	$14,385	$16,862	$17,528
02/28/25	$14,815	$17,096	$17,868
03/31/25	$15,024	$17,058	$17,796
04/30/25	$15,663	$17,673	$18,611
05/31/25	$16,536	$18,483	$19,462
06/30/25	$17,053	$19,110	$19,891
07/31/25	$16,831	$19,055	$19,612
08/31/25	$17,839	$19,717	$20,448
09/30/25	$18,282	$20,427	$20,839
10/31/25	$18,503	$20,840	$21,085
11/30/25	$19,081	$20,834	$21,216
12/31/25	$19,915	$21,459	$21,852
01/31/26	$21,006	$22,742	$22,992
02/28/26	$22,325	$23,885	$24,056
03/31/26	$20,427	$21,308	$21,581
04/30/26	$21,544	$23,364	$23,189
05/31/26	$22,137	$24,540	$23,900
06/30/26	$21,867	$24,396	$23,916
07/31/26	$22,595	$24,479	$24,384
08/31/26	$23,039	$25,109	$24,869

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SSILX	29.15%	11.84%	9.30%
SSILX (Adjusted for the 5.25% Maximum Sales Charge)	22.40%	10.63%	8.70%
MSCI All Country World ex USA Index	27.35%	9.37%	9.64%
MSCI EAFE Net Dividend Index	21.62%	9.35%	9.54%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 192,988,432
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 1,135,461
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2026

Total Net Assets$192,988,432 Number of Portfolio Holdings191 Portfolio Turnover Rate100% Total Advisory Fees Paid$1,135,461
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
Japan	23.7%
United Kingdom	11.0%
Germany	9.9%
United States	8.9%
France	6.1%
Australia	5.2%
Netherlands	5.1%
Spain	4.8%
Italy	4.8%
Switzerland	3.4%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Novartis AG	2.2%
Roche Holding AG	2.2%
BHP Group Ltd.	2.1%
ASML Holding NV	2.0%
Banco Santander SA	1.9%
Banco Bilbao Vizcaya Argentaria SA	1.7%
Deutsche Telekom AG	1.5%
Intesa Sanpaolo SpA	1.5%
Deutsche Bank AG	1.4%
Barclays PLC	1.4%

Material Fund Change [Text Block]
C000143792
Shareholder Report [Line Items]
Fund Name	State Street International Stock Selection Fund
Class Name	Class I
Trading Symbol	SSIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2025 through August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	0.85%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Value and Sentiment factors were the primary contributors to the Fund’s outperformance relative to the Index during the reporting period. Value generated strong returns across regions as attractively valued companies outperformed more expensive counterparts, while Sentiment added value, particularly in Europe, reflecting the strong performance of market-favored companies.

Stock selection was broadly positive, with the strongest contributions coming from Industrials, Consumer Discretionary, and Financials. In contrast, stock selection detracted value in Information Technology and Real Estate. Regionally, Europe and Japan were the largest contributors to excess returns from security selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SSIPX	MSCI All Country World ex USA Index	MSCI EAFE Net Dividend Index
08/31/16	$10,000	$10,000	$10,000
09/30/16	$10,178	$10,123	$10,123
10/31/16	$10,010	$9,978	$9,916
11/30/16	$9,861	$9,747	$9,718
12/31/16	$10,170	$9,996	$10,051
01/31/17	$10,516	$10,350	$10,342
02/28/17	$10,567	$10,515	$10,490
03/31/17	$10,842	$10,782	$10,779
04/30/17	$11,178	$11,013	$11,053
05/31/17	$11,616	$11,370	$11,459
06/30/17	$11,656	$11,406	$11,439
07/31/17	$11,992	$11,826	$11,768
08/31/17	$12,023	$11,888	$11,764
09/30/17	$12,247	$12,108	$12,057
10/31/17	$12,389	$12,336	$12,240
11/30/17	$12,338	$12,436	$12,368
12/31/17	$12,465	$12,714	$12,567
01/31/18	$12,888	$13,423	$13,197
02/28/18	$12,274	$12,790	$12,601
03/31/18	$12,115	$12,564	$12,374
04/30/18	$12,242	$12,765	$12,657
05/31/18	$11,978	$12,470	$12,372
06/30/18	$11,713	$12,236	$12,221
07/31/18	$11,988	$12,528	$12,522
08/31/18	$11,682	$12,266	$12,280
09/30/18	$11,819	$12,322	$12,387
10/31/18	$10,962	$11,320	$11,401
11/30/18	$10,740	$11,427	$11,386
12/31/18	$10,287	$10,910	$10,834
01/31/19	$11,064	$11,734	$11,546
02/28/19	$11,300	$11,963	$11,840
03/31/19	$11,401	$12,034	$11,915
04/30/19	$11,536	$12,352	$12,250
05/31/19	$10,883	$11,689	$11,661
06/30/19	$11,525	$12,393	$12,353
07/31/19	$11,131	$12,243	$12,196
08/31/19	$10,861	$11,865	$11,880
09/30/19	$11,187	$12,170	$12,221
10/31/19	$11,547	$12,595	$12,660
11/30/19	$11,638	$12,706	$12,803
12/31/19	$12,035	$13,256	$13,219
01/31/20	$11,732	$12,900	$12,943
02/29/20	$10,707	$11,881	$11,773
03/31/20	$8,983	$10,160	$10,201
04/30/20	$9,647	$10,930	$10,860
05/31/20	$10,031	$11,288	$11,333
06/30/20	$10,381	$11,798	$11,719
07/31/20	$10,567	$12,324	$11,992
08/31/20	$11,080	$12,852	$12,609
09/30/20	$10,812	$12,536	$12,281
10/31/20	$10,334	$12,266	$11,791
11/30/20	$11,744	$13,916	$13,619
12/31/20	$12,381	$14,668	$14,252
01/31/21	$12,262	$14,700	$14,100
02/28/21	$12,547	$14,991	$14,416
03/31/21	$13,070	$15,181	$14,748
04/30/21	$13,498	$15,628	$15,192
05/31/21	$14,116	$16,117	$15,687
06/30/21	$13,902	$16,012	$15,510
07/31/21	$13,938	$15,748	$15,627
08/31/21	$14,175	$16,048	$15,903
09/30/21	$13,617	$15,534	$15,441
10/31/21	$13,938	$15,905	$15,821
11/30/21	$13,260	$15,188	$15,085
12/31/21	$13,992	$15,816	$15,857
01/31/22	$13,668	$15,233	$15,091
02/28/22	$13,233	$14,932	$14,824
03/31/22	$13,432	$14,956	$14,919
04/30/22	$12,660	$14,016	$13,954
05/31/22	$12,971	$14,117	$14,059
06/30/22	$11,477	$12,903	$12,754
07/31/22	$12,050	$13,344	$13,390
08/31/22	$11,415	$12,915	$12,754
09/30/22	$10,220	$11,624	$11,561
10/31/22	$10,930	$11,972	$12,182
11/30/22	$12,287	$13,385	$13,555
12/31/22	$12,107	$13,285	$13,565
01/31/23	$13,036	$14,362	$14,664
02/28/23	$12,920	$13,858	$14,358
03/31/23	$13,075	$14,197	$14,714
04/30/23	$13,359	$14,444	$15,129
05/31/23	$12,700	$13,918	$14,489
06/30/23	$13,462	$14,543	$15,148
07/31/23	$13,875	$15,134	$15,639
08/31/23	$13,449	$14,451	$15,039
09/30/23	$13,152	$13,994	$14,526
10/31/23	$12,597	$13,417	$13,937
11/30/23	$13,591	$14,625	$15,230
12/31/23	$14,258	$15,359	$16,040
01/31/24	$14,326	$15,207	$16,132
02/29/24	$14,654	$15,592	$16,427
03/31/24	$15,337	$16,079	$16,967
04/30/24	$14,941	$15,790	$16,533
05/31/24	$15,775	$16,249	$17,173
06/30/24	$15,242	$16,233	$16,896
07/31/24	$15,707	$16,609	$17,392
08/31/24	$16,199	$17,082	$17,957
09/30/24	$16,212	$17,542	$18,123
10/31/24	$15,543	$16,681	$17,138
11/30/24	$15,638	$16,530	$17,040
12/31/24	$15,400	$16,209	$16,653
01/31/25	$16,053	$16,862	$17,528
02/28/25	$16,536	$17,096	$17,868
03/31/25	$16,777	$17,058	$17,796
04/30/25	$17,501	$17,673	$18,611
05/31/25	$18,480	$18,483	$19,462
06/30/25	$19,076	$19,110	$19,891
07/31/25	$18,821	$19,055	$19,612
08/31/25	$19,956	$19,717	$20,448
09/30/25	$20,453	$20,427	$20,839
10/31/25	$20,723	$20,840	$21,085
11/30/25	$21,376	$20,834	$21,216
12/31/25	$22,308	$21,459	$21,852
01/31/26	$23,543	$22,742	$22,992
02/28/26	$25,028	$23,885	$24,056
03/31/26	$22,902	$21,308	$21,581
04/30/26	$24,168	$23,364	$23,189
05/31/26	$24,841	$24,540	$23,900
06/30/26	$24,544	$24,396	$23,916
07/31/26	$25,356	$24,479	$24,384
08/31/26	$25,872	$25,109	$24,869

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SSIPX	29.65%	12.79%	9.97%
MSCI All Country World ex USA Index	27.35%	9.37%	9.64%
MSCI EAFE Net Dividend Index	21.62%	9.35%	9.54%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 192,988,432
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 1,135,461
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2026

Total Net Assets$192,988,432 Number of Portfolio Holdings191 Portfolio Turnover Rate100% Total Advisory Fees Paid$1,135,461
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
Japan	23.7%
United Kingdom	11.0%
Germany	9.9%
United States	8.9%
France	6.1%
Australia	5.2%
Netherlands	5.1%
Spain	4.8%
Italy	4.8%
Switzerland	3.4%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Novartis AG	2.2%
Roche Holding AG	2.2%
BHP Group Ltd.	2.1%
ASML Holding NV	2.0%
Banco Santander SA	1.9%
Banco Bilbao Vizcaya Argentaria SA	1.7%
Deutsche Telekom AG	1.5%
Intesa Sanpaolo SpA	1.5%
Deutsche Bank AG	1.4%
Barclays PLC	1.4%

Material Fund Change [Text Block]
C000143793
Shareholder Report [Line Items]
Fund Name	State Street International Stock Selection Fund
Class Name	Class K
Trading Symbol	SSIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2025 through August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$86	0.75%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Value and Sentiment factors were the primary contributors to the Fund’s outperformance relative to the Index during the reporting period. Value generated strong returns across regions as attractively valued companies outperformed more expensive counterparts, while Sentiment added value, particularly in Europe, reflecting the strong performance of market-favored companies.

Stock selection was broadly positive, with the strongest contributions coming from Industrials, Consumer Discretionary, and Financials. In contrast, stock selection detracted value in Information Technology and Real Estate. Regionally, Europe and Japan were the largest contributors to excess returns from security selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SSIQX	MSCI All Country World ex USA Index	MSCI EAFE Net Dividend Index
08/31/16	$10,000	$10,000	$10,000
09/30/16	$10,178	$10,123	$10,123
10/31/16	$10,000	$9,978	$9,916
11/30/16	$9,862	$9,747	$9,718
12/31/16	$10,172	$9,996	$10,051
01/31/17	$10,518	$10,350	$10,342
02/28/17	$10,569	$10,515	$10,490
03/31/17	$10,844	$10,782	$10,779
04/30/17	$11,180	$11,013	$11,053
05/31/17	$11,618	$11,370	$11,459
06/30/17	$11,659	$11,406	$11,439
07/31/17	$11,995	$11,826	$11,768
08/31/17	$12,025	$11,888	$11,764
09/30/17	$12,260	$12,108	$12,057
10/31/17	$12,392	$12,336	$12,240
11/30/17	$12,341	$12,436	$12,368
12/31/17	$12,472	$12,714	$12,567
01/31/18	$12,895	$13,423	$13,197
02/28/18	$12,281	$12,790	$12,601
03/31/18	$12,122	$12,564	$12,374
04/30/18	$12,249	$12,765	$12,657
05/31/18	$11,985	$12,470	$12,372
06/30/18	$11,720	$12,236	$12,221
07/31/18	$11,985	$12,528	$12,522
08/31/18	$11,688	$12,266	$12,280
09/30/18	$11,826	$12,322	$12,387
10/31/18	$10,968	$11,320	$11,401
11/30/18	$10,746	$11,427	$11,386
12/31/18	$10,297	$10,910	$10,834
01/31/19	$11,075	$11,734	$11,546
02/28/19	$11,311	$11,963	$11,840
03/31/19	$11,413	$12,034	$11,915
04/30/19	$11,548	$12,352	$12,250
05/31/19	$10,894	$11,689	$11,661
06/30/19	$11,536	$12,393	$12,353
07/31/19	$11,142	$12,243	$12,196
08/31/19	$10,872	$11,865	$11,880
09/30/19	$11,198	$12,170	$12,221
10/31/19	$11,559	$12,595	$12,660
11/30/19	$11,649	$12,706	$12,803
12/31/19	$12,058	$13,256	$13,219
01/31/20	$11,743	$12,900	$12,943
02/29/20	$10,727	$11,881	$11,773
03/31/20	$9,000	$10,160	$10,201
04/30/20	$9,665	$10,930	$10,860
05/31/20	$10,050	$11,288	$11,333
06/30/20	$10,412	$11,798	$11,719
07/31/20	$10,599	$12,324	$11,992
08/31/20	$11,112	$12,852	$12,609
09/30/20	$10,844	$12,536	$12,281
10/31/20	$10,365	$12,266	$11,791
11/30/20	$11,778	$13,916	$13,619
12/31/20	$12,421	$14,668	$14,252
01/31/21	$12,302	$14,700	$14,100
02/28/21	$12,576	$14,991	$14,416
03/31/21	$13,112	$15,181	$14,748
04/30/21	$13,542	$15,628	$15,192
05/31/21	$14,161	$16,117	$15,687
06/30/21	$13,947	$16,012	$15,510
07/31/21	$13,983	$15,748	$15,627
08/31/21	$14,221	$16,048	$15,903
09/30/21	$13,673	$15,534	$15,441
10/31/21	$13,983	$15,905	$15,821
11/30/21	$13,303	$15,188	$15,085
12/31/21	$14,046	$15,816	$15,857
01/31/22	$13,722	$15,233	$15,091
02/28/22	$13,284	$14,932	$14,824
03/31/22	$13,472	$14,956	$14,919
04/30/22	$12,709	$14,016	$13,954
05/31/22	$13,022	$14,117	$14,059
06/30/22	$11,522	$12,903	$12,754
07/31/22	$12,097	$13,344	$13,390
08/31/22	$11,460	$12,915	$12,754
09/30/22	$10,260	$11,624	$11,561
10/31/22	$10,972	$11,972	$12,182
11/30/22	$12,334	$13,385	$13,555
12/31/22	$12,162	$13,285	$13,565
01/31/23	$13,096	$14,362	$14,664
02/28/23	$12,979	$13,858	$14,358
03/31/23	$13,135	$14,197	$14,714
04/30/23	$13,420	$14,444	$15,129
05/31/23	$12,759	$13,918	$14,489
06/30/23	$13,524	$14,543	$15,148
07/31/23	$13,938	$15,134	$15,639
08/31/23	$13,524	$14,451	$15,039
09/30/23	$13,225	$13,994	$14,526
10/31/23	$12,655	$13,417	$13,937
11/30/23	$13,666	$14,625	$15,230
12/31/23	$14,337	$15,359	$16,040
01/31/24	$14,406	$15,207	$16,132
02/29/24	$14,736	$15,592	$16,427
03/31/24	$15,423	$16,079	$16,967
04/30/24	$15,025	$15,790	$16,533
05/31/24	$15,863	$16,249	$17,173
06/30/24	$15,327	$16,233	$16,896
07/31/24	$15,808	$16,609	$17,392
08/31/24	$16,289	$17,082	$17,957
09/30/24	$16,303	$17,542	$18,123
10/31/24	$15,643	$16,681	$17,138
11/30/24	$15,726	$16,530	$17,040
12/31/24	$15,499	$16,209	$16,653
01/31/25	$16,156	$16,862	$17,528
02/28/25	$16,641	$17,096	$17,868
03/31/25	$16,899	$17,058	$17,796
04/30/25	$17,613	$17,673	$18,611
05/31/25	$18,598	$18,483	$19,462
06/30/25	$19,198	$19,110	$19,891
07/31/25	$18,956	$19,055	$19,612
08/31/25	$20,098	$19,717	$20,448
09/30/25	$20,598	$20,427	$20,839
10/31/25	$20,855	$20,840	$21,085
11/30/25	$21,512	$20,834	$21,216
12/31/25	$22,457	$21,459	$21,852
01/31/26	$23,701	$22,742	$22,992
02/28/26	$25,211	$23,885	$24,056
03/31/26	$23,071	$21,308	$21,581
04/30/26	$24,330	$23,364	$23,189
05/31/26	$25,022	$24,540	$23,900
06/30/26	$24,723	$24,396	$23,916
07/31/26	$25,542	$24,479	$24,384
08/31/26	$26,061	$25,109	$24,869

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SSIQX	29.67%	12.88%	10.05%
MSCI All Country World ex USA Index	27.35%	9.37%	9.64%
MSCI EAFE Net Dividend Index	21.62%	9.35%	9.54%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 192,988,432
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 1,135,461
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2026

Total Net Assets$192,988,432 Number of Portfolio Holdings191 Portfolio Turnover Rate100% Total Advisory Fees Paid$1,135,461
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
Japan	23.7%
United Kingdom	11.0%
Germany	9.9%
United States	8.9%
France	6.1%
Australia	5.2%
Netherlands	5.1%
Spain	4.8%
Italy	4.8%
Switzerland	3.4%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Novartis AG	2.2%
Roche Holding AG	2.2%
BHP Group Ltd.	2.1%
ASML Holding NV	2.0%
Banco Santander SA	1.9%
Banco Bilbao Vizcaya Argentaria SA	1.7%
Deutsche Telekom AG	1.5%
Intesa Sanpaolo SpA	1.5%
Deutsche Bank AG	1.4%
Barclays PLC	1.4%

Material Fund Change [Text Block]
C000014139
Shareholder Report [Line Items]
Fund Name	State Street International Stock Selection Fund
Class Name	Class N
Trading Symbol	SSAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2025 through August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$115	1.00%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Value and Sentiment factors were the primary contributors to the Fund’s outperformance relative to the Index during the reporting period. Value generated strong returns across regions as attractively valued companies outperformed more expensive counterparts, while Sentiment added value, particularly in Europe, reflecting the strong performance of market-favored companies.

Stock selection was broadly positive, with the strongest contributions coming from Industrials, Consumer Discretionary, and Financials. In contrast, stock selection detracted value in Information Technology and Real Estate. Regionally, Europe and Japan were the largest contributors to excess returns from security selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SSAIX	MSCI All Country World ex USA Index	MSCI EAFE Net Dividend Index
08/31/16	$10,000	$10,000	$10,000
09/30/16	$10,178	$10,123	$10,123
10/31/16	$10,000	$9,978	$9,916
11/30/16	$9,862	$9,747	$9,718
12/31/16	$10,174	$9,996	$10,051
01/31/17	$10,520	$10,350	$10,342
02/28/17	$10,560	$10,515	$10,490
03/31/17	$10,835	$10,782	$10,779
04/30/17	$11,160	$11,013	$11,053
05/31/17	$11,597	$11,370	$11,459
06/30/17	$11,648	$11,406	$11,439
07/31/17	$11,973	$11,826	$11,768
08/31/17	$12,004	$11,888	$11,764
09/30/17	$12,227	$12,108	$12,057
10/31/17	$12,369	$12,336	$12,240
11/30/17	$12,319	$12,436	$12,368
12/31/17	$12,438	$12,714	$12,567
01/31/18	$12,859	$13,423	$13,197
02/28/18	$12,248	$12,790	$12,601
03/31/18	$12,079	$12,564	$12,374
04/30/18	$12,206	$12,765	$12,657
05/31/18	$11,942	$12,470	$12,372
06/30/18	$11,668	$12,236	$12,221
07/31/18	$11,942	$12,528	$12,522
08/31/18	$11,637	$12,266	$12,280
09/30/18	$11,774	$12,322	$12,387
10/31/18	$10,920	$11,320	$11,401
11/30/18	$10,688	$11,427	$11,386
12/31/18	$10,241	$10,910	$10,834
01/31/19	$11,012	$11,734	$11,546
02/28/19	$11,247	$11,963	$11,840
03/31/19	$11,336	$12,034	$11,915
04/30/19	$11,482	$12,352	$12,250
05/31/19	$10,822	$11,689	$11,661
06/30/19	$11,459	$12,393	$12,353
07/31/19	$11,068	$12,243	$12,196
08/31/19	$10,800	$11,865	$11,880
09/30/19	$11,113	$12,170	$12,221
10/31/19	$11,482	$12,595	$12,660
11/30/19	$11,571	$12,706	$12,803
12/31/19	$11,956	$13,256	$13,219
01/31/20	$11,656	$12,900	$12,943
02/29/20	$10,639	$11,881	$11,773
03/31/20	$8,930	$10,160	$10,201
04/30/20	$9,577	$10,930	$10,860
05/31/20	$9,969	$11,288	$11,333
06/30/20	$10,316	$11,798	$11,719
07/31/20	$10,501	$12,324	$11,992
08/31/20	$11,009	$12,852	$12,609
09/30/20	$10,743	$12,536	$12,281
10/31/20	$10,258	$12,266	$11,791
11/30/20	$11,656	$13,916	$13,619
12/31/20	$12,298	$14,668	$14,252
01/31/21	$12,180	$14,700	$14,100
02/28/21	$12,451	$14,991	$14,416
03/31/21	$12,980	$15,181	$14,748
04/30/21	$13,392	$15,628	$15,192
05/31/21	$14,004	$16,117	$15,687
06/30/21	$13,792	$16,012	$15,510
07/31/21	$13,816	$15,748	$15,627
08/31/21	$14,051	$16,048	$15,903
09/30/21	$13,510	$15,534	$15,441
10/31/21	$13,816	$15,905	$15,821
11/30/21	$13,145	$15,188	$15,085
12/31/21	$13,867	$15,816	$15,857
01/31/22	$13,547	$15,233	$15,091
02/28/22	$13,117	$14,932	$14,824
03/31/22	$13,301	$14,956	$14,919
04/30/22	$12,538	$14,016	$13,954
05/31/22	$12,846	$14,117	$14,059
06/30/22	$11,357	$12,903	$12,754
07/31/22	$11,923	$13,344	$13,390
08/31/22	$11,296	$12,915	$12,754
09/30/22	$10,114	$11,624	$11,561
10/31/22	$10,816	$11,972	$12,182
11/30/22	$12,157	$13,385	$13,555
12/31/22	$11,981	$13,285	$13,565
01/31/23	$12,897	$14,362	$14,664
02/28/23	$12,770	$13,858	$14,358
03/31/23	$12,923	$14,197	$14,714
04/30/23	$13,216	$14,444	$15,129
05/31/23	$12,554	$13,918	$14,489
06/30/23	$13,305	$14,543	$15,148
07/31/23	$13,712	$15,134	$15,639
08/31/23	$13,305	$14,451	$15,039
09/30/23	$12,999	$13,994	$14,526
10/31/23	$12,439	$13,417	$13,937
11/30/23	$13,419	$14,625	$15,230
12/31/23	$14,080	$15,359	$16,040
01/31/24	$14,147	$15,207	$16,132
02/29/24	$14,471	$15,592	$16,427
03/31/24	$15,144	$16,079	$16,967
04/30/24	$14,753	$15,790	$16,533
05/31/24	$15,574	$16,249	$17,173
06/30/24	$15,036	$16,233	$16,896
07/31/24	$15,507	$16,609	$17,392
08/31/24	$15,978	$17,082	$17,957
09/30/24	$15,992	$17,542	$18,123
10/31/24	$15,332	$16,681	$17,138
11/30/24	$15,413	$16,530	$17,040
12/31/24	$15,191	$16,209	$16,653
01/31/25	$15,832	$16,862	$17,528
02/28/25	$16,306	$17,096	$17,868
03/31/25	$16,544	$17,058	$17,796
04/30/25	$17,241	$17,673	$18,611
05/31/25	$18,217	$18,483	$19,462
06/30/25	$18,803	$19,110	$19,891
07/31/25	$18,552	$19,055	$19,612
08/31/25	$19,668	$19,717	$20,448
09/30/25	$20,142	$20,427	$20,839
10/31/25	$20,407	$20,840	$21,085
11/30/25	$21,035	$20,834	$21,216
12/31/25	$21,957	$21,459	$21,852
01/31/26	$23,168	$22,742	$22,992
02/28/26	$24,640	$23,885	$24,056
03/31/26	$22,539	$21,308	$21,581
04/30/26	$23,766	$23,364	$23,189
05/31/26	$24,441	$24,540	$23,900
06/30/26	$24,134	$24,396	$23,916
07/31/26	$24,931	$24,479	$24,384
08/31/26	$25,437	$25,109	$24,869

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SSAIX	29.33%	12.60%	9.79%
MSCI All Country World ex USA Index	27.35%	9.37%	9.64%
MSCI EAFE Net Dividend Index	21.62%	9.35%	9.54%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 192,988,432
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 1,135,461
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2026

Total Net Assets$192,988,432 Number of Portfolio Holdings191 Portfolio Turnover Rate100% Total Advisory Fees Paid$1,135,461
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
Japan	23.7%
United Kingdom	11.0%
Germany	9.9%
United States	8.9%
France	6.1%
Australia	5.2%
Netherlands	5.1%
Spain	4.8%
Italy	4.8%
Switzerland	3.4%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Novartis AG	2.2%
Roche Holding AG	2.2%
BHP Group Ltd.	2.1%
ASML Holding NV	2.0%
Banco Santander SA	1.9%
Banco Bilbao Vizcaya Argentaria SA	1.7%
Deutsche Telekom AG	1.5%
Intesa Sanpaolo SpA	1.5%
Deutsche Bank AG	1.4%
Barclays PLC	1.4%

Material Fund Change [Text Block]
C000014159
Shareholder Report [Line Items]
Fund Name	State Street S&P 500 Index Fund
Class Name	Class N
Trading Symbol	SVSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street S&P 500 Index Fund (the "Fund") for the period of September 1, 2025 through August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, U.S. equity markets generated positive returns despite periods of volatility. Investor sentiment was supported by corporate earnings, moderating inflation, and evolving expectations for monetary policy. Market performance was driven largely by continued enthusiasm surrounding Artificial Intelligence ("A.I.")-related technologies, with companies tied to semiconductors, cloud computing, and digital infrastructure benefiting from strong earnings growth and elevated investor demand. External market reports identified A.I.-related investment and favorable earnings results as significant contributors to equity market gains during the period.

Market leadership remained concentrated among a relatively small group of large-cap growth companies, particularly within the information technology and communication services sectors. Changes in interest rate expectations and economic growth forecasts contributed to periodic fluctuations in equity valuations; however, improving inflation trends and generally favorable corporate fundamentals supported overall market returns. External market commentary also cited cooling inflation and a stable interest-rate environment as factors supporting investor confidence and equity valuations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SVSPX	S&P 500 Index
08/31/16	$10,000	$10,000
09/30/16	$10,000	$10,002
10/31/16	$9,816	$9,819
11/30/16	$10,179	$10,183
12/31/16	$10,379	$10,384
01/31/17	$10,573	$10,581
02/28/17	$10,993	$11,001
03/31/17	$11,005	$11,014
04/30/17	$11,117	$11,127
05/31/17	$11,271	$11,284
06/30/17	$11,341	$11,354
07/31/17	$11,570	$11,588
08/31/17	$11,606	$11,623
09/30/17	$11,843	$11,863
10/31/17	$12,118	$12,140
11/30/17	$12,491	$12,512
12/31/17	$12,629	$12,651
01/31/18	$13,348	$13,376
02/28/18	$12,850	$12,883
03/31/18	$12,519	$12,555
04/30/18	$12,566	$12,604
05/31/18	$12,867	$12,907
06/30/18	$12,941	$12,987
07/31/18	$13,423	$13,470
08/31/18	$13,858	$13,909
09/30/18	$13,935	$13,988
10/31/18	$12,983	$13,032
11/30/18	$13,242	$13,297
12/31/18	$12,045	$12,097
01/31/19	$13,010	$13,066
02/28/19	$13,424	$13,486
03/31/19	$13,685	$13,748
04/30/19	$14,237	$14,304
05/31/19	$13,329	$13,395
06/30/19	$14,268	$14,339
07/31/19	$14,472	$14,546
08/31/19	$14,234	$14,315
09/30/19	$14,500	$14,583
10/31/19	$14,813	$14,899
11/30/19	$15,346	$15,440
12/31/19	$15,811	$15,906
01/31/20	$15,799	$15,899
02/29/20	$14,495	$14,591
03/31/20	$12,737	$12,788
04/30/20	$14,367	$14,428
05/31/20	$15,051	$15,115
06/30/20	$15,358	$15,416
07/31/20	$16,223	$16,285
08/31/20	$17,386	$17,455
09/30/20	$16,720	$16,792
10/31/20	$16,276	$16,346
11/30/20	$18,059	$18,135
12/31/20	$18,751	$18,832
01/31/21	$18,557	$18,642
02/28/21	$19,069	$19,156
03/31/21	$19,905	$19,995
04/30/21	$20,966	$21,062
05/31/21	$21,110	$21,209
06/30/21	$21,598	$21,704
07/31/21	$22,107	$22,220
08/31/21	$22,777	$22,895
09/30/21	$21,717	$21,831
10/31/21	$23,237	$23,360
11/30/21	$23,070	$23,198
12/31/21	$24,102	$24,238
01/31/22	$22,851	$22,984
02/28/22	$22,165	$22,295
03/31/22	$22,986	$23,123
04/30/22	$20,975	$21,107
05/31/22	$21,012	$21,146
06/30/22	$19,277	$19,400
07/31/22	$21,054	$21,189
08/31/22	$20,190	$20,325
09/30/22	$18,326	$18,453
10/31/22	$19,808	$19,947
11/30/22	$20,913	$21,062
12/31/22	$19,704	$19,848
01/31/23	$20,942	$21,095
02/28/23	$20,430	$20,581
03/31/23	$21,177	$21,336
04/30/23	$21,505	$21,669
05/31/23	$21,596	$21,763
06/30/23	$23,022	$23,201
07/31/23	$23,762	$23,947
08/31/23	$23,381	$23,566
09/30/23	$22,262	$22,442
10/31/23	$21,787	$21,970
11/30/23	$23,775	$23,977
12/31/23	$24,856	$25,066
01/31/24	$25,270	$25,487
02/29/24	$26,615	$26,848
03/31/24	$27,469	$27,712
04/30/24	$26,343	$26,580
05/31/24	$27,647	$27,898
06/30/24	$28,636	$28,899
07/31/24	$28,979	$29,251
08/31/24	$29,677	$29,960
09/30/24	$30,307	$30,600
10/31/24	$30,026	$30,322
11/30/24	$31,786	$32,102
12/31/24	$31,026	$31,337
01/31/25	$31,886	$32,210
02/28/25	$31,465	$31,790
03/31/25	$29,683	$29,998
04/30/25	$29,471	$29,795
05/31/25	$31,327	$31,670
06/30/25	$32,914	$33,281
07/31/25	$33,652	$34,028
08/31/25	$34,332	$34,718
09/30/25	$35,578	$35,985
10/31/25	$36,405	$36,827
11/30/25	$36,493	$36,918
12/31/25	$36,511	$36,940
01/31/26	$37,038	$37,476
02/28/26	$36,753	$37,191
03/31/26	$34,915	$35,339
04/30/26	$38,570	$39,047
05/31/26	$40,595	$41,102
06/30/26	$40,203	$40,711
07/31/26	$40,179	$40,685
08/31/26	$41,263	$41,793

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SVSPX	20.19%	12.62%	15.23%
S&P 500 Index	20.38%	12.79%	15.37%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Material Change Date	Aug. 31, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 1,714,894,618
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 329,001
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2026

Total Net Assets$1,714,894,618 Number of Portfolio Holdings507 Portfolio Turnover Rate3% Total Advisory Fees Paid$329,001
Holdings [Text Block]

Top Ten Sectors

Table Summary
Sectors	%
Information Technology	37.8%
Financials	12.3%
Communication Services	9.5%
Health Care	9.3%
Consumer Discretionary	9.1%
Industrials	8.3%
Consumer Staples	4.5%
Energy	3.5%
Utilities	2.0%
Materials	1.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	8.1%
Apple, Inc.	7.0%
Microsoft Corp.	5.7%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	1.9%
Micron Technology, Inc.	1.6%
Tesla, Inc.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-800-647-7327 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective February 12, 2026, the Fund's principal investment strategy changed to reflect that although it is classified as “diversified” under the Investment Company Act of 1940, it may become “non‑diversified” solely as a result of tracking the underlying index, which may result in investing a relatively high percentage of its assets in a limited number of issuers.

Effective February 12, 2026, the Fund made changes to its principal strategy and added a corresponding risk, so that the Fund may become “non-diversified” solely as a result of tracking the underlying index (e.g., changes in relative market capitalization or index weighting of one or more component securities). To the extent the Fund becomes non-diversified due solely to changes in the composition of its index, it will not seek shareholder approval if and when the Fund shifts from diversified to non-diversified.

Material Fund Change Strategies [Text Block]

Effective February 12, 2026, the Fund's principal investment strategy changed to reflect that although it is classified as “diversified” under the Investment Company Act of 1940, it may become “non‑diversified” solely as a result of tracking the underlying index, which may result in investing a relatively high percentage of its assets in a limited number of issuers.

Material Fund Change Risks Change [Text Block]

Effective February 12, 2026, the Fund made changes to its principal strategy and added a corresponding risk, so that the Fund may become “non-diversified” solely as a result of tracking the underlying index (e.g., changes in relative market capitalization or index weighting of one or more component securities). To the extent the Fund becomes non-diversified due solely to changes in the composition of its index, it will not seek shareholder approval if and when the Fund shifts from diversified to non-diversified.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-800-647-7327 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.